UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2006



Institutional Investment Manager
Filing this Report:
                       Name:          Balasa Dinverno & Foltz
                                      LLC
                       Address:       500 Park Blvd.
                                      Suite 1400
                                      Itasca, IL  60143
                       13F File       28-11054
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:                 Armond A. Dinverno
Title:                Co-President
Phone:                630-875-4906
Signature,            Place,                and Date of Signing:
Armond A. Dinverno    Itasca, IL            September 30, 2006
Report Type (Check only one.):
                      [X]         13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:                        0
Form 13F Information Table       98
Entry Total:
Form 13F Information Table       $338,243,000
Value Total:

     FORM 13F INFORMATION TABLE
                                                                                                               Voting Authority
                                                                                                            -----------------------
                                    Title of               Value     Shares    Sh/  Put/ Invstmt    Other
             Security                Class       Cusip    (x$1000)   Prn Amt   Prn  Call Dscretn   Managers   Sole     Shared  None
---------------------------------- ----------  ---------  --------  ---------  ---  ---  --------  -------- ---------  ------  ----
 Nasdaq 100 Shares                 UNIT SER 1  631100104       780     19,192   SH       Sole                  19,192
 S&P 500 SPDR                      UNIT SER 1  78462F103       858      6,420   SH       Sole                   6,420
 iShares MSCI EAFE                 MSCI EAFE   464287465    39,348    580,776   SH       Sole                 580,776
                                   IDX
 iShares Russell 1000 Growth       RUSSELL     464287614    68,852  1,321,029   SH       Sole               1,321,029
                                   1000GRW
 iShares Russell 1000 Index        RUSSELL     464287622       303      4,192   SH       Sole                   4,192
                                   1000
 iShares Russell 1000 Value        RUSSELL100  464287598    72,717    943,516   SH       Sole                 943,516
                                   0VAL
 iShares Russell 3000 Index        RUSSELL     464287689       217      2,817   SH       Sole                   2,817
                                   3000
 iShares S&P 500                   S&P 500     464287200    72,933    545,296   SH       Sole                 545,296
                                   INDEX
 iShares S&P 500/Barra Growth      S&P500 GRW  464287309       430      6,973   SH       Sole                   6,973
 iShares S&P 500/Barra Value       S&P 500     464287408       357      4,968   SH       Sole                   4,968
                                   VALUE
 iShares S&P 600 Growth            S&P SMLCAP  464287887    24,958    208,852   SH       Sole                 208,852
                                   600
 AT&T Inc. New                     COM         78387G103       889     27,309   SH       Sole                  27,309
 Abbott Laboratories               COM         002824100       983     20,239   SH       Sole                  20,239
 Allergan Inc.                     COM         184901023       422      3,744   SH       Sole                   3,744
 Allstate                          COM         200021012       717     11,422   SH       Sole                  11,422
 Altria Group                      COM         718154107       683      8,922   SH       Sole                   8,922
 American Express Company          COM         258161090       305      5,433   SH       Sole                   5,433
 American Int'l Group, Inc.        COM         268741071       454      6,845   SH       Sole                   6,845
 Amgen                             COM         311621007       362      5,057   SH       Sole                   5,057
 Anheuser Busch Co.                COM         352291033       326      6,870   SH       Sole                   6,870
 Apple Computer, Inc.              COM         378331003       288      3,742   SH       Sole                   3,742
 BankAmerica Corp.                 COM         605051044     1,039     19,399   SH       Sole                  19,399
 BellSouth Corporation             COM         798601027       403      9,418   SH       Sole                   9,418
 Boeing Company Capital            COM         970231056       335      4,252   SH       Sole                   4,252
 British Petroleum Amoco           COM         556221042     1,276     19,454   SH       Sole                  19,454
 C H Robinson                      COM         12541W100     1,065     23,885   SH       Sole                  23,885
 Carnival Corp.                    COM         143658102       322      6,853   SH       Sole                   6,853
 Caterpillar                       COM         149123101       393      5,978   SH       Sole                   5,978
 Charles Schwab                    COM         808513105       220     12,303   SH       Sole                  12,303
 ChevronTexaco Corp.               COM         166764100       824     12,698   SH       Sole                  12,698
 Cisco Systems                     COM         17275R102       565     24,599   SH       Sole                  24,599
 Citigroup Inc.                    COM         172967101     1,174     23,637   SH       Sole                  23,637
 Coca Cola                         COM         191216100       544     12,172   SH       Sole                  12,172
 ComCast                           COM         20030N101       272      7,376   SH       Sole                   7,376
 Conocophillips                    COM         718507106       468      7,859   SH       Sole                   7,859
 Dell Inc.                         COM         247025109       465     20,354   SH       Sole                  20,354
 Diamond Management & Technology   COM         25278P106       384     34,454   SH       Sole                  34,454
 Consultant
 Disney                            COM         254687106       354     11,464   SH       Sole                  11,464
 Eli Lilly                         COM         532457108       266      4,674   SH       Sole                   4,674
 Exelon Corporation                COM         30161N101       889     14,684   SH       Sole                  14,684
 Exxon Mobil Corporation           COM         30231G102     2,543     37,900   SH       Sole                  37,900
 Ford Motor Company                COM         345370860       147     18,109   SH       Sole                  18,109
 General Electric                  COM         369604103     1,583     44,837   SH       Sole                  44,837
 Glaxosmithkline                   COM         37733W105       580     10,893   SH       Sole                  10,893
 Goldman Sachs Group               COM         38141G104       367      2,168   SH       Sole                   2,168
 Hewlett-Packard Company           COM         428236103       839     22,860   SH       Sole                  22,860
 Home Depot                        COM         437076102       370     10,188   SH       Sole                  10,188
 IBM                               COM         459200101       674      8,221   SH       Sole                   8,221
 Intel Corp.                       COM         458140100       828     40,271   SH       Sole                  40,271
 J P Morgan Chase & Co.            COM         46625H100     1,010     21,512   SH       Sole                  21,512
 Janus Capital Group Inc.          COM         860831106       316     16,028   SH       Sole                  16,028
 Johnson & Johnson                 COM         478160104     1,334     20,538   SH       Sole                  20,538
 Lucent Technologies               COM         549463107        39     16,809   SH       Sole                  16,809
 McDonald's Corporation            COM         580135101     9,661    246,958   SH       Sole                 246,958
 Medtronic, Inc.                   COM         585055106       271      5,839   SH       Sole                   5,839
 Merck & Co, Inc.                  COM         589331107       320      7,642   SH       Sole                   7,642
 Merrill Lynch                     COM         590188108       288      3,679   SH       Sole                   3,679
 Metlife Inc.                      COM         59156R108       218      3,842   SH       Sole                   3,842
 Microsoft                         COM         594918104     1,411     51,606   SH       Sole                  51,606
 Morgan Stanley / Dean Witter      COM         617446448     1,944     26,669   SH       Sole                  26,669
 Motorola Inc.                     COM         620076109       788     31,519   SH       Sole                  31,519
 National Semi-Conductor Corp.     COM         637640103       256     10,891   SH       Sole                  10,891
 Northern Trust                    COM         665859104       746     12,760   SH       Sole                  12,760
 Northfield Labs                   COM         666135108       326     22,699   SH       Sole                  22,699
 Novamed Eyecare Inc.              COM         66986W108       575     72,953   SH       Sole                  72,953
 Occidental Petroleum Corp         COM         674599105       260      5,409   SH       Sole                   5,409
 Oracle Corp.                      COM         68389X105       327     18,417   SH       Sole                  18,417
 Pepsico Inc                       COM         713448108       705     10,803   SH       Sole                  10,803
 Pfizer Incorporated               COM         717081103       861     30,355   SH       Sole                  30,355
 Procter & Gamble                  COM         742718109       998     16,099   SH       Sole                  16,099
 Prudential Securities             COM         744320102       270      3,546   SH       Sole                   3,546
 Qualcomm, Inc.                    COM         747525103       232      6,394   SH       Sole                   6,394
 Raytheon Company                  COM         755111507       279      5,813   SH       Sole                   5,813
 Schlumberger                      COM         806857108       325      5,247   SH       Sole                   5,247
 Serefex Corp.                     COM         81748P101         1     30,000   SH       Sole                  30,000
 Sprint Nextel Corp.               COM         852061100       195     11,351   SH       Sole                  11,351
 Sun Microsystems                  COM         866810104        77     15,620   SH       Sole                  15,620
 Target                            COM         8.76E+110       203      3,673   SH       Sole                   3,673
 Texas Instruments                 COM         882508104       231      6,949   SH       Sole                   6,949
 Tiffany & Co                      COM         886547108       219      6,591   SH       Sole                   6,591
 Time Warner Inc.                  COM         887317105       592     32,489   SH       Sole                  32,489
 Tyco International                COM         902124106       348     12,422   SH       Sole                  12,422
 US Bancorp                        COM         902973304       394     11,846   SH       Sole                  11,846
 United Health Care Corp.          COM         91324P102       333      6,773   SH       Sole                   6,773
 United Parcel Service Class B     COM         911312106       274      3,804   SH       Sole                   3,804
 United Technologies Corp.         COM         913017109       287      4,529   SH       Sole                   4,529
 Verizon Communications            COM         92343V104       491     13,219   SH       Sole                  13,219
 Wachovia Corporation              COM         929903102       366      6,568   SH       Sole                   6,568
 Wal-Mart                          COM         931142103       430      8,715   SH       Sole                   8,715
 Walgreen Company                  COM         931422109       503     11,331   SH       Sole                  11,331
 Washington Mutual Inc.            COM         939322103       345      7,938   SH       Sole                   7,938
 Wells Fargo & Co New              COM         949746101     1,995     55,129   SH       Sole                  55,129
 Wrigley William Jr. Company       COM         982526105       248      5,380   SH       Sole                   5,380
 Wyeth                             COM         983024100       290      5,702   SH       Sole                   5,702
 YUM! Brands Inc.                  COM         895953107       285      5,479   SH       Sole                   5,479